ASPIRIANT TRUST
11100 Santa Monica Blvd., Suite 600
Los Angeles, California 90025
(310) 806-4000

February 24, 2016

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:            Aspiriant Trust (the “Trust”) (File Nos.: 333-178600; 811-22648)

Dear Sir or Madam:

An electronic ("EDGAR") filing is transmitted herewith pursuant to rule 497 under the Securities Act of 1933, as amended (the "Securities Act"), on behalf of the Trust. This filing contains a name change and addition of a fundamental policy that was filed as a supplement to the Trust’s prospectus on February 3, 2016 (SEC Accession No. 0001398344-16-009495). Questions regarding this filing may be directed to the undersigned at (414) 290-3404.

Sincerely,

/s/ Benjamin D. Schmidt
Benjamin D. Schmidt
Secretary and Assistant Treasurer

Encl.